Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-20	30/360 Days	15	Collection Period Start	30-Jun-20
Distribution Date	15-Jul-20	Actual/360 Days	15	Collection Period End	30-Jun-20
				Prior Month Settlement Date	30-Jun-20
				Current Month Settlement Date	15-Jul-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	1,405,095,871.07	1,350,285,653.14	0.991938
Yield Supplement Overcollaterization		43,835,194.41	43,835,194.41	41,505,403.15
Total Adjusted Pool Balance		1,361,260,676.66	1,361,260,676.66	1,308,780,249.99
Total Adjusted Securities		1,361,260,676.66	1,361,260,676.66	1,308,780,249.99	0.961447
Class A-1 Notes	0.21995%	254,000,000.00	254,000,000.00	201,519,573.33	0.793384
Class A-2a Notes	0.47000%	420,000,000.00	420,000,000.00	420,000,000.00	1.000000
Class A-2b Notes	0.35825%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	470,000,000.00	1.000000
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	52,480,426.67	23,278.04	206.6158530	0.0916458
Class A-2a Notes	0.00	82,250.00	—	0.1958333
Class A-2b Notes	0.00	7,463.54	—	0.1492708
Class A-3 Notes	0.00	107,708.33	—	0.2291667
Class A-4 Notes	0.00	31,358.33	—	0.2958333
Certificates	0.00	0.00	—	—

Total Securities	52,480,426.67	252,058.24

I. COLLECTIONS

Interest:
Interest Collections				3,860,892.94
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,860,892.94
Principal:
Principal Collections				54,731,034.83
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				54,731,034.83
Recoveries of Defaulted Receivables				0.00

Total Collections				58,591,927.77

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			83,260	1,361,260,676.66
Total Principal Payment				52,480,426.67

			81,956	1,308,780,249.99

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	58,591,927.77
Reserve Account Draw	0.00
Total Available for Distribution	58,591,927.77
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,170,913.23
Servicing Fee Paid	1,170,913.23
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	23,278.04
Class A-1 Notes Monthly Interest Paid	23,278.04
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	82,250.00
Class A-2a Notes Monthly Interest Paid	82,250.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	7,463.54
Class A-2b Notes Monthly Interest Paid	7,463.54
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	107,708.33
Class A-3 Notes Monthly Interest Paid	107,708.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	31,358.33
Class A-4 Notes Monthly Interest Paid	31,358.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		252,058.24
Total Note Monthly Interest Paid		252,058.24
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		57,168,956.30
4. Total Monthly Principal Paid on the Notes		52,480,426.67
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		52,480,426.67
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		4,688,529.63
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		4,688,529.63

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.17%
Weighted Average Remaining Maturity		47.15

	Amount	Number
Principal on Defaulted Receivables	79,183.10	4
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	79,183.10
Pool Balance at Beginning of Collection Period	1,405,095,871.07
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.07%
Four-Month Average Net Loss Ratio	0.02%
Cumulative Net Losses for all Periods	79,183.10

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,358,734.27	70	0.10%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,358,734.27	70	0.10%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	—
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	6,058,539.52
Number of Extensions	285

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,398,566,824 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $98,566,824, which is approximately 7.05% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satsify the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (“Regulation RR”), which will be greater than or equal to 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of the assumed rates, and the actual allocation of principal balance of the Class A-2 Notes between fixed rate A-2a and floating rate A-2b tranches differed from the assumed allocation, these differences and any other differences between the inputs an assumptions prior to sale of the Notes and at the closing of such sale, do not represent in the aggregate material changes in the methods or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the preliminary prospectus for the Notes dated as of June 17,2020.